UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: April 30, 2010

*	This Form N-Q pertains to the following series of the Registrant: MFS Emerging Markets Debt Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

# MFS® Emerging Markets Debt Fund

4/30/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10

Issuer	Shares/Par		Value ($)
Bonds – 83.9%
Foreign Bonds – 83.9%
Argentina – 4.5%
Republic of Argentina, 8.28%, 2033		$22,969,517	$17,054,853
Republic of Argentina, 2.5%, to 2019, 3.75% to 2029, 5.25% to 2038		95,372,000	35,764,500
Republic of Argentina, FRN, 0.389%, 2012		60,951,300	54,797,570

			$107,616,923

Bahrain – 0.3%
Kingdom of Bahrain, 5.5%, 2020 (n)		$6,627,000	$6,696,690

Brazil – 9.8%
Arcos Dorados B.V., 7.5%, 2019		$6,431,000	$6,688,240
Banco ABC Brasil S.A., 7.875%, 2020 (n)		5,180,000	5,037,550
Banco BMG S.A., 9.95%, 2019 (n)		5,739,000	6,235,165
Banco BMG S.A., 9.95%, 2019		1,955,000	2,124,019
Banco do Brasil (Cayman Branch), 6%, 2020 (n)		8,610,000	8,827,816
Banco do Brasil (Cayman Branch), 6%, 2020		1,150,000	1,179,093
Banco do Brasil (Cayman Branch), FRN, 8.5%, 2049		150,000	167,250
Banco do Brasil S.A., 8.5%, 2049 (n)		8,773,000	9,781,895
Banco PanAmericano S.A., 8.5%, 2020 (z)		6,453,000	6,404,603
Banco Votorantim S.A., 7.375%, 2020 (n)		11,428,000	11,770,840
BFF International Ltd., 7.25%, 2020		1,100,000	1,110,670
BFF International Ltd., 7.25%, 2020 (n)		9,242,000	9,331,647
BNDES Participacoes S.A., 6.5%, 2019 (n)		3,074,000	3,266,125
BNDES Participacoes S.A., 5.5%, 2020		1,600,000	1,592,000
BNDES Participacoes S.A., 5.5%, 2020 (n)		3,943,000	3,923,285
CCL Finance Ltd., 9.5%, 2014 (n)		6,812,000	7,799,740
CCL Finance Ltd., 9.5%, 2014		3,767,000	4,313,215
Dasa Finance Corp., 8.75%, 2018		4,039,000	4,362,120
ELETROBRAS S.A., 6.875%, 2019 (n)		4,684,000	5,093,850
ELETROBRAS S.A., 6.875%, 2019		4,346,000	4,726,275
Federative Republic of Brazil, 10%, 2012	BRL	5,452,000	3,031,449
Federative Republic of Brazil, 6%, 2017		$13,169,000	14,420,055
Federative Republic of Brazil, 8.875%, 2024		3,123,000	4,169,205
Federative Republic of Brazil, 8.25%, 2034		13,726,000	17,637,910
Fibria Overseas Finance Ltd., 7.5%, 2020 (z)		12,022,000	12,058,066
Gerdau Holdings, Inc., 7%, 2020		250,000	261,563
Gerdau Holdings, Inc., 7%, 2020 (n)		12,236,000	12,801,915
Independencia International Ltd., 12%, 2016 (z)		18	10
Net Servicos de Comunicacao S.A., 7.5%, 2020 (n)		6,767,000	7,088,433
Net Servicos de Comunicacao S.A., 7.5%, 2020		1,200,000	1,257,000
Odebrecht Finance Ltd., 7%, 2020 (n)		4,725,000	4,878,563
Petrobras International Finance Co., 7.875%, 2019		5,344,000	6,244,288
Pontis Ltd., 6.25%, 2010 (z)		4,897,000	4,872,515
Rearden G Holdings Eins GmbH, 7.875%, 2020 (n)		5,254,000	5,430,009
Telemar Norte Leste S.A., 9.5%, 2019		6,983,000	8,309,770
Telemar Norte Leste S.A., 9.5%, 2019 (n)		2,830,000	3,367,700
Vale Overseas Ltd., 6.875%, 2039		12,293,000	12,898,000
Votorantim Participacoes S.A., 6.75%, 2021 (n)		10,281,000	10,358,108

			$232,819,957

Chile – 1.1%
Colbun S.A., 6%, 2020 (n)		$9,768,000	$9,902,525
Colbun S.A., 6%, 2020		600,000	608,263
Enersis S.A., 7.4%, 2016		3,344,000	3,790,491
Sociedad Quimica y Minera de Chile, 5.5%, 2020 (z)		8,197,000	8,189,942
Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016		4,032,000	4,339,609

			$26,830,830

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Foreign Bonds – continued
China – 2.6%
Citic Resources Holdings Ltd., 6.75%, 2014		$32,496,000	$33,145,920
Country Garden Holdings Co. Ltd., 11.25%, 2017 (z)		5,844,000	5,770,950
Lumena Resources Corp., 12%, 2014		2,900,000	2,767,412
Lumena Resources Corp., 12%, 2014 (n)		9,071,000	8,656,274
Sino-Forest Corp., 10.25%, 2014		7,405,000	8,182,525
Sino-Forest Corp., 10.25%, 2014 (n)		1,780,000	1,966,900

			$60,489,981

Colombia – 2.7%
Ecopetrol S.A., 7.625%, 2019		$7,208,000	$8,072,960
Pacific Rubiales Energy Corp., 8.75%, 2016		3,014,000	3,322,935
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)		7,526,000	8,297,415
Republic of Colombia, 7.75%, 2021	COP	8,245,000,000	4,433,068
Republic of Colombia, 8.125%, 2024		$4,625,000	5,561,563
Republic of Colombia, 7.375%, 2037		12,165,000	13,563,975
Republic of Colombia, 6.125%, 2041		10,027,000	9,550,718
Republic of Colombia, FRN, 2.055%, 2015		11,220,000	11,304,150

			$64,106,784

Croatia – 0.4%
Republic of Croatia, 6.75%, 2019		$877,000	$946,437
Republic of Croatia, 6.75%, 2019 (n)		7,887,000	8,511,461

			$9,457,898

Dominican Republic – 0.6%
Dominican Republic, 7.5%, 2021 (z)		$8,972,000	$9,142,468
Dominican Republic, 8.625%, 2027		4,738,000	5,164,420

			$14,306,888

Egypt – 0.3%
Arab Republic of Egypt, 5.75%, 2020 (z)		$3,171,000	$3,190,819
Arab Republic of Egypt, 6.875%, 2040 (z)		3,895,000	3,924,213

			$7,115,032

El Salvador – 0.5%
Republic of El Salvador, 7.375%, 2019 (n)		$4,166,000	$4,645,090
Republic of El Salvador, 7.375%, 2019		200,000	223,000
Republic of El Salvador, 7.75%, 2023		5,463,000	6,145,875
Republic of El Salvador, 8.25%, 2032		1,433,000	1,619,290

			$12,633,255

Ghana – 0.2%
Republic of Ghana, 8.5%, 2017		$4,105,000	$4,556,550

Hong Kong – 0.5%
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (z)		$11,342,000	$11,391,009

Hungary – 0.2%
Republic of Hungary, 6.25%, 2020		$4,119,000	$4,304,355

Indonesia – 5.2%
Bumi Capital Pte Ltd., 12%, 2016 (n)		$3,944,000	$4,353,387
Bumi Capital Pte Ltd., 12%, 2016		1,084,000	1,196,519
Majapahit Holding B.V., 7.75%, 2016		3,095,000	3,423,689
Majapahit Holding B.V., 8%, 2019 (n)		5,115,000	5,677,650
Majapahit Holding B.V., 7.75%, 2020		600,000	656,280
Majapahit Holding B.V., 7.75%, 2020 (n)		16,948,000	18,537,722
PT Bakrie Telecom Tbk., 11.5%, 2015 (z)		5,975,000	5,975,000
Republic of Indonesia, 6.875%, 2018 (n)		1,808,000	2,011,400
Republic of Indonesia, 6.875%, 2018		6,511,000	7,243,488
Republic of Indonesia, 11.625%, 2019 (n)		3,949,000	5,706,305

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Foreign Bonds – continued
Indonesia – continued
Republic of Indonesia, 5.875%, 2020		$509,000	$531,269
Republic of Indonesia, 5.875%, 2020 (n)		13,695,000	14,294,156
Republic of Indonesia, 8.5%, 2035		5,951,000	7,483,383
Republic of Indonesia, 7.75%, 2038		12,281,000	14,338,068
Sertifikat Bank Indonesia, 0%, 2010	IDR	92,000,000,000	10,135,733
Sertifikat Bank Indonesia, 0%, 2010	IDR	97,421,000,000	10,678,533
Sertifikat Bank Indonesia, 0%, 2010	IDR	94,000,000,000	10,189,118

			$122,431,700

Iraq – 0.2%
Republic of Iraq, 5.8%, 2028		$6,100,000	$5,108,750

Jamaica – 0.6%
Digicel Group Ltd., 12%, 2014 (n)		$1,615,000	$1,849,175
Digicel Group Ltd., 8.875%, 2015		2,947,000	2,947,000
Digicel Group Ltd., 10.5%, 2018 (n)		6,600,000	7,045,500
Government of Jamaica, 10.625%, 2017		212,000	239,030
Government of Jamaica, 9.25%, 2025		2,040,000	2,142,000

			$14,222,705

Kazakhstan – 2.1%
Intergas Finance B.V., 6.375%, 2017		$4,110,000	$4,264,125
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)		2,161,000	2,390,606
KazMunaiGaz Finance B.V., 11.75%, 2015		9,492,000	11,959,920
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)		13,249,000	16,693,740
KazMunaiGaz Finance B.V., 7%, 2020 (z)		13,022,000	13,249,885

			$48,558,276

Lithuania – 0.4%
Republic of Lithuania, 7.375%, 2020 (n)		$7,280,000	$7,925,976
Republic of Lithuania, 7.375%, 2020		2,429,000	2,644,532

			$10,570,508

Malaysia – 0.5%
Petronas Capital Ltd., 5.25%, 2019		$4,578,000	$4,709,274
Petronas Capital Ltd., 5.25%, 2019 (n)		7,675,000	7,895,081

			$12,604,355

Mexico – 8.0%
Alestra S.A. de R.L. de C.V., 11.75%, 2014		$6,314,000	$7,150,605
Axtel S.A.B. de C.V., 9%, 2019		3,100,000	3,131,000
Axtel S.A.B. de C.V., 9%, 2019 (n)		6,459,000	6,523,590
CEMEX Finance LLC, 9.5%, 2016		1,200,000	1,212,000
CEMEX Finance LLC, 9.5%, 2016 (n)		10,936,000	11,045,360
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)		2,837,000	3,042,683
Financiera Independencia, 10%, 2015 (n)		4,441,000	4,474,308
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020 (z)		14,849,000	15,067,949
Grupo Papelero Scribe S.A., 8.875%, 2020 (n)		2,663,000	2,595,902
Grupo Posadas S.A. de C.V., 9.25%, 2015		900,000	942,750
Grupo Posadas S.A. de C.V., 9.25%, 2015 (n)		8,894,000	9,316,465
Pemex Project Funding Master Trust, 5.75%, 2018		27,926,000	28,862,443
Pemex Project Funding Master Trust, 6.625%, 2035		40,591,000	40,175,835
Pemex Project Funding Master Trust, 6.625%, 2038		5,651,000	5,512,014
Petroleos Mexicanos, 6%, 2020		1,900,000	1,954,150
Petroleos Mexicanos, 6%, 2020 (n)		17,677,000	18,180,795
United Mexican States, 5.95%, 2019		5,964,000	6,417,264
United Mexican States, 5.125%, 2020		7,629,000	7,663,331
United Mexican States, 6.05%, 2040		12,128,000	11,885,440

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Mexico – continued
Urbi Desarrollos Urbanos S.A. de C.V., 9.5%, 2020 (n)	$4,767,000	$5,172,195

		$190,326,079

Panama – 2.2%
Newland International Properties Corp., 9.5%, 2014 (n)	$2,500,000	$2,271,875
Newland International Properties Corp., 9.5%, 2014	4,134,000	3,756,773
Panama Canal Railway Co., 7%, 2026	5,479,982	4,575,785
Panama Canal Railway Co., 7%, 2026 (n)	1,941,496	1,621,149
Republic of Panama, 8.875%, 2027	9,605,000	12,678,600
Republic of Panama, 9.375%, 2029	11,689,000	16,130,820
Republic of Panama, 6.7%, 2036	11,236,000	12,219,150

		$53,254,152

Peru – 2.8%
Banco Internacional del Peru, 8.5%, to 2020, FRN to 2070 (z)	$3,619,000	$3,727,570
Corporacion Pesquera Inca S.A.C., 9%, 2017 (n)	5,203,000	5,287,549
IIRSA Norte Finance Ltd., 8.75%, 2024	7,473,722	8,258,463
IIRSA Norte Finance Ltd., 8.75%, 2024 (n)	1,537,628	1,699,079
Peru Enhanced Pass-Through Trust, 0%, 2018	10,033,385	8,026,708
Republic of Peru, 7.35%, 2025	14,419,000	16,798,135
Republic of Peru, 6.55%, 2037	5,789,000	6,136,340
Southern Copper Corp., 5.375%, 2020	3,947,000	3,978,335
Southern Copper Corp., 7.5%, 2035	11,470,000	12,272,510

		$66,184,689

Philippines – 5.0%
National Power Corp., 6.875%, 2016 (n)	$477,000	$525,893
National Power Corp., 8.4%, 2016	786,000	925,515
Power Sector Assets & Liabilities Management Corp., 7.39%, 2024 (n)	6,443,000	6,958,440
Republic of Philippines, 9.375%, 2017	16,979,000	21,668,600
Republic of Philippines, 6.5%, 2020	12,040,000	13,198,248
Republic of Philippines, 7.5%, 2024	12,249,000	14,178,218
Republic of Philippines, 10.625%, 2025	9,006,000	13,137,953
Republic of Philippines, 6.375%, 2032	14,566,000	14,566,000
Republic of Philippines, 6.375%, 2034	32,751,000	32,626,546

		$117,785,413

Poland – 0.4%
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)	$7,869,000	$8,341,140

Qatar – 1.1%
Qtel International Finance Ltd., 7.875%, 2019	$3,831,000	$4,424,349
Qtel International Finance Ltd., 7.875%, 2019 (n)	3,128,000	3,612,468
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	5,713,000	6,400,285
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019	3,500,000	3,921,057
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 2020	5,643,000	5,826,398
State of Qatar, 6.4%, 2040 (n)	1,906,000	1,996,535

		$26,181,092

Russia – 11.6%
Alliance Oil Co. Ltd., 9.875%, 2015 (n)	$7,691,000	$7,883,275
Alliance Oil Co. Ltd., 9.875%, 2015	350,000	358,750
Alrosa Finance S.A., 8.875%, 2014	2,501,000	2,732,343
Bank of Moscow Capital PLC, 6.699%, 2015 (n)	11,410,000	11,452,788
Eurasian Development Bank, 7.375%, 2014	7,246,000	7,789,450
Eurasian Development Bank, 7.375%, 2014 (n)	4,674,000	5,024,550
Evraz Group S.A., 8.25%, 2015	6,486,000	6,713,010
Gaz Capital S.A., 8.125%, 2014	41,190,000	45,463,463
Gaz Capital S.A., 8.125%, 2014 (n)	2,430,000	2,682,113

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Russia – continued
Gaz Capital S.A., 8.146%, 2018	$7,423,000	$8,248,809
Gaz Capital S.A., 9.25%, 2019	7,666,000	9,055,463
Russia Foreign Bond, 5%, 2020 (z)	24,100,000	23,587,875
Russian Federation, 7.5%, 2030	98,621,960	112,981,318
TNK-BP Finance S.A., 6.25%, 2015	500,000	520,000
TNK-BP Finance S.A., 6.25%, 2015 (n)	3,999,000	4,158,960
TNK-BP Finance S.A., 7.25%, 2020	600,000	618,000
TNK-BP Finance S.A., 7.25%, 2020 (n)	9,768,000	10,061,040
VTB Capital S.A., 6.465%, 2015	1,500,000	1,518,750
VTB Capital S.A., 6.465%, 2015 (n)	12,901,000	13,062,263

		$273,912,220

Serbia – 0.9%
Republic of Serbia, 6.75%, 2024	$20,619,000	$20,515,905

Singapore – 0.1%
DBS Capital Funding Corp., 7.675% to 2011, FRN to 2049	$2,157,000	$2,226,855

South Africa – 1.1%
Republic of South Africa, 6.875%, 2019	$4,895,000	$5,500,756
Republic of South Africa, 5.5%, 2020	20,878,000	21,191,170

		$26,691,926

South Korea – 0.3%
Korea Development Bank, 4.375%, 2015	$6,277,000	$6,420,021

Trinidad & Tobago – 1.6%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019	$14,273,000	$16,699,410
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	12,647,000	14,796,990
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	6,707,000	6,463,871

		$37,960,271

Turkey – 5.6%
Republic of Turkey, 7.25%, 2015	$3,895,000	$4,386,744
Republic of Turkey, 7.5%, 2017	6,442,000	7,327,775
Republic of Turkey, 6.75%, 2018	2,959,000	3,217,913
Republic of Turkey, 7%, 2019	12,434,000	13,677,400
Republic of Turkey, 7.5%, 2019	17,750,000	20,124,063
Republic of Turkey, 7%, 2020	3,367,000	3,682,656
Republic of Turkey, 5.625%, 2021	2,729,000	2,671,009
Republic of Turkey, 7.375%, 2025	28,803,000	31,827,315
Republic of Turkey, 11.875%, 2030	8,269,000	13,189,055
Republic of Turkey, 8%, 2034	16,347,000	18,696,881
Republic of Turkey, 7.25%, 2038	7,383,000	7,752,150
Republic of Turkey, 6.75%, 2040	5,774,000	5,687,390

		$132,240,351

Ukraine – 1.5%
Naftogaz Ukraine, 9.5%, 2014	$21,163,000	$22,644,410
Republic of Ukraine, 7.65%, 2013	6,999,000	7,209,670
Ukraine Government International, 6.58%, 2016	5,924,000	5,735,024

		$35,589,104

United Arab Emirates – 0.3%
Dubai Electricity & Water Authority, 8.5%, 2015 (z)	$5,966,000	$6,149,407

Uruguay – 1.6%
Republic of Uruguay, 8%, 2022	$22,040,728	$26,228,466
Republic of Uruguay, 7.625%, 2036	9,243,000	10,490,805

		$36,719,271

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Foreign Bonds – continued
Venezuela – 5.9%
Petroleos de Venezuela S.A., 5.25%, 2017		$7,840,200	$5,086,330
Republic of Venezuela, 5.75%, 2016		36,379,000	26,192,880
Republic of Venezuela, 7%, 2018		23,373,000	16,711,695
Republic of Venezuela, 7.75%, 2019		52,984,000	38,148,480
Republic of Venezuela, 9%, 2023		14,643,000	10,909,035
Republic of Venezuela, 8.25%, 2024		21,004,000	14,440,250
Republic of Venezuela, 7.65%, 2025		26,728,000	17,239,560
Republic of Venezuela, 9.25%, 2027		13,400,000	10,418,500

			$139,146,730

Vietnam – 1.2%
Republic of Vietnam, 6.875%, 2016		$8,924,000	$9,546,047
Republic of Vietnam, 6.75%, 2020 (n)		7,719,000	8,056,706
Republic of Vietnam, 6.75%, 2020		10,398,000	10,852,913

			$28,455,666

Total Bonds			$1,983,922,738

Money Market Funds (v) – 15.4%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value		364,153,639	$364,153,639

Issuer/Expiration Date/Strike Price	Par Amount/ Number of Contracts		Value ($)
Call Options Purchased – 0.1%
U.S. Treasury Bond 30 year Futures - May 2010 @ $118		260	$426,563
TWD Currency - June 2010 @ $30.9	TWD	673,805,400	80,857
USD Currency - May 2010 @ €1.3215		$20,575,755	52,571
TRY Currency - June 2010 @ $1.535	TRY	30,967,090	583,265
INR Currency - June 2010 @ $45	INR	878,850,000	378,784

Total Call Options Purchased			$1,522,040

Issuer	Shares/Par		Value ($)
Collateral for Securities Loaned – 0.0%
Navigator Securities Lending Prime Portfolio, at Net Asset Value		87,413	$87,413

Total Investments			$2,349,685,830

Call Options Written – 0.0%
INR Currency - June 2010 @ $43.50		INR (849,555,000)	$(67,115)

Other Assets, Less Liabilities – 0.6%			14,594,480

Net Assets – 100.0%			$2,364,213,195

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $434,294,090 representing 18.4% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/10 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Arab Republic of Egypt, 5.75%, 2020	4/22/10	$3,171,000	$3,190,819
Arab Republic of Egypt, 6.875%, 2040	4/22/10	3,858,348	3,924,213
Banco Internacional del Peru, 8.5%, to 2020, FRN to 2070	4/16/10	3,619,000	3,727,570
Banco PanAmericano S.A., 8.5%, 2020	4/19/10	6,399,698	6,404,603
Bank of China (Hong Kong) Ltd., 5.55%, 2020	4/12/10 - 4/28/10	11,289,588	11,391,009
Country Garden Holdings Co. Ltd., 11.25%, 2017	4/15/10 - 4/22/10	5,826,503	5,770,950
Dominican Republic, 7.5%, 2021	4/29/10	8,972,000	9,142,468
Dubai Electricity & Water Authority, 8.5%, 2015	4/15/10	5,966,000	6,149,407
Fibria Overseas Finance Ltd., 7.5%, 2020	4/29/10	11,918,130	12,058,066
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020	4/15/10 - 4/30/10	14,898,974	15,067,949
Independencia International Ltd., 12%, 2016	5/08/08	34	10
KazMunaiGaz Finance B.V., 7%, 2020	4/28/10 - 4/30/10	12,804,324	13,249,885
PT Bakrie Telecom Tbk., 11.5%, 2015	4/30/10	5,975,000	5,975,000
Pontis Ltd., 6.25%, 2010	4/14/10 - 4/21/10	4,899,750	4,872,515
Russia Foreign Bond, 5%, 2020	4/22/10 - 4/30/10	23,618,651	23,587,875
Sociedad Quimica y Minera de Chile, 5.5%, 2020	4/14/10 - 4/29/10	8,172,806	8,189,942

Total Restricted Securities			$132,702,281
% of Net Assets			5.6%

The following abbreviations are used in this report and are defined:

CDI	Interbank Deposit Certificates
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
PLN	Polish Zloty
TRY	Turkish Lira
TWD	Taiwan Dollar

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Emerging Markets Debt Fund

Supplemental Information (Unaudited) 4/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Emerging Markets Debt Fund

Supplemental Information (Unaudited) 4/30/10 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of April 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$426,563	$1,095,477	$—	$1,522,040
Non-U.S. Sovereign Debt	—	1,547,383,393	—	1,547,383,393
Foreign Bonds	—	436,539,345	—	436,539,345
Mutual Funds	364,241,052	—	—	364,241,052

Total Investments	$364,667,615	$1,985,018,215	$—	$2,349,685,830

Other Financial Instruments
Futures	$(235,105)	$—	$—	$(235,105)
Swaps	—	(21,121)	—	(21,121)
Forward Currency Contracts	—	1,973,324	—	1,973,324
Written Options	—	(67,115)	—	(67,115)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,250,078,157

Gross unrealized appreciation	$100,913,834
Gross unrealized depreciation	(1,306,161)

Net unrealized appreciation (depreciation)	$99,607,673

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

10

MFS Emerging Markets Debt Fund

Supplemental Information (Unaudited) 4/30/10 - continued

(3) Derivative Contracts at 4/30/10

Forward Foreign Currency Exchange Contracts at 4/30/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Barclays Bank PLC	15,680,817	5/04/10 - 6/15/10	$8,667,064	$8,992,666	$325,602
BUY	BRL	Deutsche Bank AG	8,944,000	5/04/10	4,914,286	5,145,405	231,119
BUY	BRL	Goldman Sachs International	20,227,003	5/04/10 - 5/26/10	11,336,467	11,603,258	266,791
BUY	BRL	HSBC Bank	8,611,000	5/04/10 - 6/15/10	4,819,159	4,910,628	91,469
BUY	BRL	JPMorgan Chase Bank N.A.	19,294,872	5/04/10 - 6/02/10	10,874,319	11,067,361	193,042
SELL	BRL	Barclays Bank PLC	10,076,817	5/04/10	5,811,314	5,797,105	14,209
SELL	BRL	Deutsche Bank AG	8,944,000	5/04/10	5,163,972	5,145,405	18,567
SELL	BRL	Goldman Sachs International	7,393,003	5/04/10	4,257,416	4,253,130	4,286
SELL	BRL	HSBC Bank	77,000	5/04/10	44,367	44,297	70
SELL	BRL	JPMorgan Chase Bank N.A.	9,647,436	5/04/10	5,550,884	5,550,086	798
SELL	CNY	Barclays Bank PLC	21,552,000	5/17/10	3,174,547	3,159,806	14,741
SELL	CNY	JPMorgan Chase Bank N.A.	36,413,000	5/17/10	5,358,004	5,338,624	19,380
SELL	COP	HSBC Bank	8,503,515,232	5/10/10	4,388,005	4,344,961	43,044
SELL	EUR	Barclays Bank PLC	8,208,000	6/10/10	11,179,625	10,929,956	249,669
SELL	EUR	JPMorgan Chase Bank N.A.	3,782,000	6/14/10	5,048,062	5,036,252	11,810
BUY	IDR	JPMorgan Chase Bank N.A.	121,275,968,000	5/07/10 - 6/17/10	13,325,003	13,408,564	83,561
BUY	IDR	Merrill Lynch International Bank	65,747,819,000	6/17/10 - 3/10/11	6,935,012	7,031,951	96,939
SELL	IDR	HSBC Bank	24,214,657,000	6/17/10	2,681,578	2,666,367	15,211
BUY	INR	Deutsche Bank AG	254,250,000	5/28/10	5,713,483	5,718,665	5,182
BUY	INR	JPMorgan Chase Bank N.A.	57,941,000	5/28/10	1,302,191	1,303,226	1,035
BUY	INR	Merrill Lynch International Bank	352,856,000	5/28/10	7,920,449	7,936,540	16,091
SELL	JPY	Merrill Lynch International Bank	987,748,470	7/12/10	10,593,158	10,522,144	71,014
BUY	KRW	Barclays Bank PLC	1,990,857,000	5/24/10	1,794,373	1,795,190	817
BUY	KRW	Deutsche Bank AG	5,785,893,000	5/17/10 - 5/24/10	5,183,605	5,217,687	34,082
BUY	KRW	HSBC Bank	9,651,470,000	5/10/10	8,612,252	8,706,442	94,190
BUY	KRW	JPMorgan Chase Bank N.A.	31,847,168,000	5/07/10 - 7/06/10	28,473,978	28,710,961	236,983
BUY	KRW	Merrill Lynch International Bank	15,524,954,000	5/03/10 - 6/28/10	13,796,045	13,996,749	200,704
BUY	MXN	Citibank N.A.	13,003,000	7/06/10	1,044,745	1,049,264	4,519
BUY	MXN	HSBC Bank	72,000,000	7/06/10	5,773,626	5,809,966	36,340
BUY	MXN	Merrill Lynch International Bank	71,631,000	5/04/10	5,585,698	5,817,864	232,166
SELL	MXN	Merrill Lynch International Bank	71,631,000	5/04/10	5,858,907	5,817,864	41,043
BUY	PHP	Barclays Bank PLC	633,827,420	5/11/10	14,097,301	14,245,058	147,757
BUY	PHP	JPMorgan Chase Bank N.A.	299,143,200	5/11/10 - 5/28/10	6,663,510	6,712,854	49,344
SELL	PLN	JPMorgan Chase Bank N.A.	16,104,000	5/04/10	5,546,600	5,462,223	84,377
BUY	TRY	HSBC Bank	15,572,000	5/11/10 - 6/16/10	10,331,423	10,393,748	62,325
BUY	TRY	JPMorgan Chase Bank N.A.	3,978,000	5/11/10	2,657,446	2,669,024	11,578
BUY	TRY	Royal Bank of Scotland Group PLC	3,514,000	6/16/10	2,328,232	2,344,148	15,916
SELL	TRY	JPMorgan Chase Bank N.A.	3,282,000	5/11/10	2,219,067	2,202,046	17,021

							$3,042,792

MFS Emerging Markets Debt Fund

Supplemental Information (Unaudited) 4/30/10 - continued

(3) Derivative Contracts at 4/30/10 - continued

Forward Foreign Currency Exchange Contracts at 4/30/10 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	BRL	Barclays Bank PLC	10,076,817	6/02/10	$5,775,342	$5,762,834	$(12,508)
BUY	BRL	Deutsche Bank AG	8,944,000	6/02/10	5,132,266	5,114,987	(17,279)
BUY	BRL	Goldman Sachs International	7,393,003	6/02/10	4,231,344	4,227,987	(3,357)
BUY	BRL	HSBC Bank	77,000	6/02/10	44,095	44,036	(59)
BUY	CNY	Barclays Bank PLC	21,552,000	10/18/10	3,217,677	3,187,974	(29,703)
BUY	CNY	Deutsche Bank AG	21,552,000	5/17/10	3,194,580	3,159,806	(34,774)
BUY	CNY	HSBC Bank	42,283,000	5/07/10 - 5/17/10	6,272,161	6,198,804	(73,357)
BUY	CNY	JPMorgan Chase Bank N.A.	47,454,000	5/17/10 - 4/18/11	7,060,410	7,013,777	(46,633)
BUY	EUR	Deutsche Bank AG	9,621,000	6/10/10	13,122,563	12,811,538	(311,025)
BUY	IDR	JPMorgan Chase Bank N.A.	27,216,795,000	6/17/10	3,008,378	2,996,944	(11,434)
SELL	IDR	HSBC Bank	95,060,000,000	5/07/10	10,472,623	10,540,499	(67,876)
SELL	KRW	JPMorgan Chase Bank N.A.	10,313,302,000	5/07/10	9,282,901	9,304,283	(21,382)
SELL	KRW	Merrill Lynch International Bank	7,262,916,000	5/03/10	6,478,961	6,552,908	(73,947)
BUY	MXN	Barclays Bank PLC	2,243,000	7/06/10	182,314	180,997	(1,317)
BUY	MXN	Goldman Sachs International	13,449,000	7/12/10	1,092,083	1,084,526	(7,557)
BUY	MXN	JPMorgan Chase Bank N.A.	150,201,410	7/06/10 - 7/12/10	12,206,556	12,119,465	(87,091)
BUY	MXN	Merrill Lynch International Bank	71,631,000	8/03/10	5,801,960	5,762,165	(39,795)
BUY	PHP	Barclays Bank PLC	49,319,000	5/11/10	1,113,296	1,108,428	(4,868)
BUY	PLN	HSBC Bank	16,133,000	5/04/10	5,617,536	5,472,060	(145,476)
SELL	PLN	HSBC Bank	29,000	5/04/10	9,804	9,836	(32)
BUY	TRY	HSBC Bank	14,430,414	5/20/10 - 6/16/10	9,691,161	9,631,168	(59,993)
BUY	TRY	JPMorgan Chase Bank N.A.	5,644,000	5/11/10	3,806,826	3,786,821	(20,005)

							$(1,069,468)

Futures Contracts Outstanding at 4/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Short)	USD	244	$53,089,063	Jun-10	$(119,042)
U.S. Treasury Note 10 yr (Short)	USD	93	10,965,281	Jun-10	(116,063)

					$(235,105)

MFS Emerging Markets Debt Fund

Supplemental Information (Unaudited) 4/30/10 - continued

(3) Derivative Contracts at 4/30/10 - continued

Swap Agreements at 4/30/10

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Interest Rate Swaps
12/31/10	BRL	35,000,000	JPMorgan Chase Bank	10.33% (fixed rate)	CDI (floating rate)	$(7,128)
12/31/10	BRL	2,000,000	JPMorgan Chase Bank	10.25% (fixed rate)	CDI (floating rate)	(1,895)
12/31/10	BRL	2,000,000	JPMorgan Chase Bank	10.45% (fixed rate)	CDI (floating rate)	(966)
12/31/10	BRL	3,000,000	JPMorgan Chase Bank	10.55% (fixed rate)	CDI (floating rate)	(3,293)
12/31/10	BRL	8,930,000	JPMorgan Chase Bank	10.68% (fixed rate)	CDI (floating rate)	(7,839)

						$(21,121)

At April 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	27,263,418	778,392,940	(441,502,719)	364,153,639

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$191,648	$364,153,639

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2010, are as follows:

United States	13.0%
Russia	11.2%
Brazil	11.2%
Mexico	8.3%
Venezuela	6.0%
Turkey	5.7%
Indonesia	5.3%
Philippines	5.1%
Argentina	4.6%
Other Countries	29.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: June 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: June 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2010

*	Print name and title of each signing officer under his or her signature.